3 CASH: Schedule of Cash (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Cash
	December 31, 2018	December 31, 2017

Cash on deposit	$1,594,429	$386,630
Total	$1,594,429	$386,630